Oct. 31, 2024
Prospectus Summary | DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
Dimensional 2050 Target Date Retirement Income Fund
Investment Objective

The investment objective of the Dimensional 2050 Target Date Retirement Income Fund (the “2050 Target Date Portfolio” or the “Portfolio”) is to provide total return consistent with the Portfolio’s current asset allocation. Total return is composed of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prospectus Summary DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND Institutional Class
Management Fee	none
Other Expenses	0.04%
Acquired Fund Fees & Expenses	0.16%
Total Annual Fund Operating Expenses	0.21%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example	Prospectus Summary DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND Institutional Class USD ($)
1 Year	$ 22
3 Years	68
5 Years	118
10 Years	$ 268

Expense Example, No Redemption	Prospectus Summary DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND Institutional Class USD ($)
1 Year	$ 22
3 Years	68
5 Years	118
10 Years	$ 268

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

The Portfolio is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by the Advisor, although it has the ability to invest directly in securities and derivatives. To achieve its investment objective, the 2050 Target Date Portfolio allocates its assets to other mutual funds managed by Dimensional Fund Advisors LP (the “Advisor”) (i.e., the Underlying Funds) according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the “landing point,” which is 15 years after the target date (i.e., 2065 in the case of the Portfolio), at which time the Portfolio reaches its final static asset allocation. At the final landing point, the Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. The asset allocation strategy for the Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as an investor gets closer to the target date. When the Portfolio reaches the landing point, it is expected that the Advisor will recommend that the Board of Directors of the Portfolio approve combining the Portfolio with the Dimensional Retirement Income Fund, another fund managed by the Advisor, which is expected to have approximately the same asset allocation as the Portfolio at that time.

As of February 28, 2025, the 2050 Target Date Portfolio has a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which may include exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury Inflation-Protected Securities (“TIPS”). As of February 28, 2025, the Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities. The fixed income Underlying Funds primarily invest in securities that are considered investment grade at the time of purchase and which have a range of maturities, including ultra-short, short, intermediate, and long-term. Certain equity Underlying Funds purchase a broad and diverse group of securities of companies with a greater emphasis on smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the universe of securities such Underlying Funds invest in. A summary of the investment strategies and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.”

The 2050 Target Date Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities, to hedge foreign currency risks, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into swaps to hedge against inflation risk associated with certain securities or to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks
Risk Table - Prospectus Summary - DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND	Risk [Text Block]
Principal Risks

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Risk Lose Money [Member]	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured [Member]	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund of Funds Risk

Fund of Funds Risk: The investment performance of a fund of funds is affected by the investment performance of the underlying funds in which the fund of funds invests. The ability of a fund of funds to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of a fund of funds’ assets among the underlying funds. A fund of funds may allocate assets to an underlying fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of a fund of funds or any underlying fund will be achieved. Through its investments in the underlying funds, a fund of funds is subject to the risks of the underlying funds’ investments. When a fund of funds invests in underlying funds, investors are exposed to a proportionate share of the expenses of those underlying funds in addition to the expenses of a fund of funds. Certain risks of the Underlying Funds’ investments that are principal risks of investing in the Portfolio are described below.

Equity Market Risk

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Market Risk

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Foreign Securities and Currencies Risk

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small and Mid-Cap Company Risk

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Emerging Markets Risk

Emerging Markets Risk: Securities of issuers associated with emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Fitch or Ba1 or below by Moody’s).

Risks of Investing for Inflation Protection

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Inflation-Protected Securities Interest Rate Risk

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by a fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to a fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Income Risk

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Derivatives Risk

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors.

Securities Lending Risk

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

2050 Target Date Portfolio Institutional Class Shares —Total Returns

Annualized Returns (%)
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND		Label	1 Year	5 Years	Since Inception [1]
Institutional Class		Return Before Taxes	17.05%	10.67%	10.36%
Institutional Class | After Taxes on Distributions		Return After Taxes on Distributions	16.30%	9.77%	9.59%
Institutional Class | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Portfolio Shares	10.53%	8.29%	8.29%
S&P Global BMI Index (net dividends)		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends)			16.24%	9.44%	9.61%
ICE BofA 1-3 Year Global Government Index (hedged to USD)2	[2]	ICE BofA 1-3 Year Global Government Index (hedged to USD)2
ICE BofA 1-3 Year Global Government Index (hedged to USD)2			4.42%	1.71%	1.75%
Bloomberg U.S. TIPS Index		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index			1.84%	1.87%	2.52%
Bloomberg Global Aggregate Bond Index (hedged to USD)		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD)			3.40%	0.48%	2.07%
[1]	Since inception November 2, 2015.
[2]

ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.